Note 1 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended		9 Months Ended		12 Months Ended		166 Months Ended	177 Months Ended
	Oct. 27, 2016	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Oct. 04, 2016 $ / shares	Nov. 30, 2014 $ / shares
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	25
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.01
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues								$ 2,055,000	$ 2,055,000
IPO [Member]
Stock Issued During Period, Value, New Issues								$ 13,555,003	$ 13,555,003
Earliest Tax Year [Member]
Open Tax Year				2012		2012
Common Stock, Shares, Outstanding | shares		3,404,860		3,404,860		208,259	123,711	208,259	3,404,860
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Stockholders' Equity, Period Increase (Decrease)				$ 22,325,091				$ 22,732,961
Stock Issued During Period, Value, New Issues						$ 13,060,880	$ 2,055,001
Debt Instrument, Increase (Decrease), Net								5,685,000	$ 5,685,000
Advertising Expense		$ 10,343	$ 500	57,004	$ 1,917	8,220	19,394
Research and Development Expense		79,936	58,792	302,330	179,739	261,000	$ 394,000
Amortization of Intangible Assets		2,515	1,632	6,225	4,520
Cash, Uninsured Amount		454,369		454,369		4,621,764		$ 4,621,764	$ 454,369
Product Warranty Expense		$ 2,102	$ 12,084	$ 33,083	$ 39,688	$ 56,201
Number of Operating Segments				1		1